SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 8) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2007	Dec. 31, 2011	Dec. 31, 2010
Interest rate floor and reinsurance rate cap agreements
Consideration received for participation in interest rate floor agreement and reinsurance rate cap agreement with Golden Gate II	$ 6.8
Combined liability for interest rate floor and reinsurance rate cap agreements		6.4	6.7
Unrealized gains on interest rate floor and reinsurance rate cap agreements		$ 0.3	$ 4.8